UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: October 31

Date of reporting period: January 31, 2008

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS EQUITY TRUST

LEGG MASON PARTNERS

DIVERSIFIED LARGE CAP GROWTH FUND

FORM N-Q

JANUARY 31, 2008

Legg Mason Partners Diversified Large Cap Growth Fund

Schedule of Investments (unaudited)	January 31, 2008

SHARES	SECURITY	VALUE
COMMON STOCKS - 98.5%
CONSUMER DISCRETIONARY - 3.5%
Media - 2.0%
142,400	News Corp., Class A Shares	$2,691,360

Multiline Retail - 1.5%
37,525	Target Corp.	2,085,640

	TOTAL CONSUMER DISCRETIONARY	4,777,000

CONSUMER STAPLES - 11.8%
Beverages - 2.7%
53,264	PepsiCo Inc.	3,632,072

Food & Staples Retailing - 4.1%
145,325	CVS Corp.	5,677,848

Household Products - 5.0%
36,225	Colgate-Palmolive Co.	2,789,325
61,025	Procter & Gamble Co.	4,024,599

	Total Household Products	6,813,924

	TOTAL CONSUMER STAPLES	16,123,844

ENERGY - 6.5%
Energy Equipment & Services - 4.5%
35,150	Schlumberger Ltd.	2,652,419
56,400	Weatherford International Ltd. *	3,486,084

	Total Energy Equipment & Services	6,138,503

Oil, Gas & Consumable Fuels - 2.0%
50,575	Peabody Energy Corp.	2,732,061

	TOTAL ENERGY	8,870,564

FINANCIALS - 12.7%
Capital Markets - 5.3%
61,550	Lehman Brothers Holdings Inc.	3,949,663
59,550	Merrill Lynch & Co. Inc.	3,358,620

	Total Capital Markets	7,308,283

Consumer Finance - 2.2%
61,900	American Express Co.	3,052,908

Diversified Financial Services - 3.0%
89,650	Nasdaq Stock Market Inc. *	4,148,106

Insurance - 2.2%
53,900	American International Group Inc.	2,973,124

	TOTAL FINANCIALS	17,482,421

HEALTH CARE - 23.8%
Biotechnology - 11.0%
44,375	Amgen Inc. *	2,067,431
52,200	Celgene Corp. *	2,928,942
57,425	Genentech Inc. *	4,030,661
98,450	Gilead Sciences Inc. *	4,498,180
74,300	Vertex Pharmaceuticals Inc. *	1,512,748

	Total Biotechnology	15,037,962

Health Care Equipment & Supplies - 5.4%
73,400	Medtronic Inc.	3,418,238
43,300	St. Jude Medical Inc. *	1,754,083
33,500	Stryker Corp.	2,243,495

	Total Health Care Equipment & Supplies	7,415,816

Health Care Providers & Services - 4.2%
85,000	UnitedHealth Group Inc.	4,321,400

See Notes to Schedule of Investments.
1

Legg Mason Partners Diversified Large Cap Growth Fund

Schedule of Investments (unaudited) (continued)	January 31, 2008

SHARES	SECURITY	VALUE
Health Care Providers & Services - 4.2% (continued)
19,250	WellPoint Inc. *	$1,505,350

	Total Health Care Providers & Services	5,826,750

Pharmaceuticals - 3.2%
78,400	Abbott Laboratories	4,413,920

	TOTAL HEALTH CARE	32,694,448

INDUSTRIALS - 6.9%
Aerospace & Defense - 3.1%
22,975	Boeing Co.	1,911,061
40,175	Honeywell International Inc.	2,373,137

	Total Aerospace & Defense	4,284,198

Industrial Conglomerates - 3.8%
147,475	General Electric Co.	5,222,089

	TOTAL INDUSTRIALS	9,506,287

INFORMATION TECHNOLOGY - 33.3%
Communications Equipment - 5.7%
162,475	Cisco Systems Inc. *	3,980,637
161,850	Corning Inc.	3,895,730

	Total Communications Equipment	7,876,367

Computers & Peripherals - 5.9%
23,800	Apple Inc. *	3,221,568
144,400	EMC Corp. *	2,291,628
101,875	SanDisk Corp. *	2,592,719

	Total Computers & Peripherals	8,105,915

Internet Software & Services - 8.5%
143,600	eBay Inc. *	3,861,404
8,960	Google Inc., Class A Shares *	5,056,128
141,500	Yahoo! Inc. *	2,713,970

	Total Internet Software & Services	11,631,502

Semiconductors & Semiconductor Equipment - 6.6%
133,550	Intel Corp.	2,831,260
76,900	NVIDIA Corp. *	1,890,971
137,900	Texas Instruments Inc.	4,265,247

	Total Semiconductors & Semiconductor Equipment	8,987,478

Software - 6.6%
71,600	Adobe Systems Inc. *	2,500,988
96,200	Citrix Systems Inc. *	3,330,444
66,600	Electronic Arts Inc. *	3,154,842

	Total Software	8,986,274

	TOTAL INFORMATION TECHNOLOGY	45,587,536

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT
	(Cost - $139,995,593)	135,042,100

See Notes to Schedule of Investments.
2

Legg Mason Partners Diversified Large Cap Growth Fund

Schedule of Investments (unaudited) (continued)	January 31, 2008

FACE AMOUNT
SHORT-TERM INVESTMENT - 1.7%
Repurchase Agreement - 1.7%
$2,364,000	Interest in $906,871,000 joint tri-party repurchase agreement dated 1/31/08 with Greenwich Capital Markets Inc., 2.850% due 2/1/08; Proceeds at maturity - $2,364,187; (Fully collateralized by various U.S. government agency obligations, 3.250% to 6.210% due 5/15/08 to 8/6/38; Market value - $2,411,284) (Cost - $2,364,000)	2,364,000

	TOTAL INVESTMENTS - 100.2%
	(Cost - $142,359,593#)	137,406,100

	Liabilities in Excess of Other Assets - (0.2)%	(308,775)

	TOTAL NET ASSETS - 100.0%	$137,097,325

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedule of Investments.
3

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason Partners Diversified Large Cap Growth Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, Maryland business trust, is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At January 31, 2008, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$8,033,494
Gross unrealized depreciation	(12,986,987)

Net unrealized depreciation	$(4,953,493)

4

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: March 27, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: March 27, 2008

By	/s/ KAPREL OZSOLAK
Kaprel Ozsolak
Chief Financial Officer

Date: March 27, 2008